Basic and Diluted Net Loss per Share Attributable to Common Stockholders - Potentially Dilutive Securities Excluded from Computation (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	182,334,008	174,832,650	174,895,370	38,158,329
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	147,876,672	147,876,672	147,876,672	27,967,896
Convertible promissory note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	6,756,757	4,029,222	0	4,006,668
Redeemable convertible preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	408,729	408,729	408,729	173,362
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	293,856	63,621	262,638	63,621
Common stock options issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	26,997,994	22,454,406	26,347,331	5,946,782